Share Capital	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share Capital
NOTE 11. SHARE CAPITAL

(a)	Authorized
The authorized share capital of the Company, which has no par value, is comprised of the following:

i.	Unlimited Number of Subordinate Voting Shares
Holders of SVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SVS will be entitled to one vote in respect of each SVS held. As long as any SVS remain outstanding, the Company will not, without the consent of the holders of the SVS by separate special resolution, prejudice or interfere with any right attached to the SVS. Holders of SVS will be entitled to receive as and when declared by the directors of the Company, dividends in cash or property of the Company.

ii.	Unlimited Number of Proportionate Voting Shares
Holders of PVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of PVS will be entitled to one vote in respect of each SVS into which such PVS could ultimately be converted to 200 votes per PVS. As long as any PVS remain outstanding, the Company will not, without the consent of the holders of the PVS and MVS by separate special resolution, prejudice or interfere with any right or special right attached to the PVS. The holder of PVS have the right to receive dividends, out of any cash or other assets legally available therefore, pari passu as to dividends and any declaration or payment of any dividend on the SVS.
During the years ended December 31, 2020 and 2019, 0.1 million and 0.2 million PVS, respectively, were exchanged for 28.9 million and 37.1 million SVS, respectively, at a rate of 1 PVS for 200 SVS.

iii.	500,000 Super Voting Shares
Holders of MVS shall be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company shall have the right to vote. At each such meeting, holders of MVS shall be entitled to 2,000 votes in respect of each MVS held.

iv.	Unlimited Number of Special Subordinate Voting Shares (“SSVS”)
Holders of SSVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SSVS will be entitled to a 0.00001 vote in respect of each SSVS held. As long as any SSVS remain outstanding, the Company will not, without the consent of the holders of the SSVS by separate special resolution, prejudice or interfere with any right attached to the SSVS. Holders of SSVS will be entitled to receive dividends in cash or property of the Company, if and when declared by the Board.

v.	Redeemable Units
As part of the Transaction, unit holders of Cresco Labs, LLC exchanged their units for a new class of redeemable units in Cresco Labs, LLC. Each Redeemable unit is only exchangeable for the equivalent of one SVS in Cresco Labs Inc. (without any obligation to redeem in cash). These unit holders hold an interest only in Cresco Labs, LLC; they participate in the earnings of only Cresco Labs, LLC and not the earnings of the combined entity.

(b) Issued and Outstanding
As of December 31, 2020 and 2019, issued and outstanding shares and units consisted of the following:

(in thousands)	Notes	Redeemable Units	Subordinate Voting Shares (SVS)	Super Voting Shares (MVS)	Proportionate Voting Shares (PVS)*	Special Subordinate Voting Shares (SSVS)*	Shares to be Issued or Canceled
Beginning balance, January 1, 2019		143,844	26,711	500	82,803	—	3,020

Stock options exercised		—	575	—	342	—	—
Warrants exercised	Note 11(c)	—	170	—	—	—	—
Issuance of MedMar shares	Note 11(b)(vi)	—	—	—	3,020	—	(3,020)
Issuance of Valley Ag shares	Note 11(b)(vi)	—	—	—	8,660	—	—
PVS converted to SVS and adjustments	Note 11(a)	—	37,122	—	(36,888)	—	—
Cresco LLC redemption	Note 11(e)	(1,672)	1,672	—	—	—	—
Share issuance from equity raise	Note 11(b)(vi)	—	7,350	—	—	—	—

Ending balance, December 31, 2019		142,172	73,600	500	57,937	—	—

Beginning balance, January 1, 2020		142,172	73,600	500	57,937	—	—
Options and warrants exercised	Note 11(c), 12	—	1,688	—	12	—	23
RSUs issued	Note 12	—	2,034	—	—	—	28
Issuance of shares related to acquisitions	Note 11(b)(ii-v)	—	70,084	—	233	—	(155)
Issuance of shares related to distribution agreements	Note 11(b)(ii)	—	—	—	—	—	249
Cresco LLC redemption	Note 11(e)	(15,834)	15,681	—	—	—	—
PVS converted to SVS	Note 11(a)	—	28,871	—	(28,871)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	Note 12	—	1,336	—	—	—	—
Share issuances	Note 11(b)(i)	—	792	—	—	1	—

Ending balance, December 31, 2020		126,338	194,086	500	29,311	1	145

*	PVS presented on an “as-converted” basis to SVS (1-to-200)
**	SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

(i)	Share Issuances
In December 2019, the Company entered an agreement (“ATM Offering”) with Canaccord Genuity Corp to sell up to C$55 million SVS at an at-the-market
price. During the year ended December 31, 2020, the Company issued 0.7 million shares at a weighted average price of $4.70 per share. During the year ended December 31, 2020, gross proceeds were $3.5 million, offset by equity issuance costs of $0.2 million.
During the year ended December 31, 2020, the Company issued 44 thousand SVS, valued at $0.2 million. The Company recognized gains on the sale and foreign currency exchange of $0.5 million in equity during the year ended December 31, 2020 related to share issuances for shares withheld for employee taxes on certain share-based payment arrangements as a result of the change in share price between employee exercise and sale of shares.

The Company issued 1 thousand SSVS
(as-converted),
valued at $3 thousand during the year ended December 31, 2020.

(ii)	Issuance of Shares—Origin House
In January 2020, in conjunction with the acquisition of Origin House, the Company issued 66.5 million SVS, valued at $396.6 million.
During the year ended December 31, 2020, the Company issued 1.6 thousand SVS, valued at $7.2 million, to satisfy certain obligations related to deferred consideration related to legacy acquisitions by Origin House.
In May 2020, the Company issued 0.3 million SVS, valued at $1.0 million, in accordance with the post combination remuneration agreement associated with Origin House’s previous acquisition of FloraCal.
In May 2020, the Company also issued 0.8 million SVS, valued at $2.2 million, to settle the deferred consideration associated with Origin House’s previous acquisition of Cub City, LLC (“Cub City”). See Note 13 for additional details.
In November 2020, the Company recognized 0.2 million Cresco shares to be issued to King’s Garden with a value of $2.5 million for renewal of the exclusive distribution agreement. These shares can be issued any time during the renewal term. See Note 9 for additional details.
During the year ended December 31, 2020, the Company canceled 0.2 million shares, valued at -$0.9, in connection with the settlement of the previously disclosed provision related to the Origin House acquisition. See Note 19 for further details.

(iii)	Issuance of Shares – MedMar Lakeview
In April 2020, the Company issued 0.1 million SVS, valued at $0.4 million, to satisfy certain obligations related to contingent consideration.
In August 2020, the Company issued 19 thousand SVS, valued at $0.1 million, to satisfy certain obligations related to contingent consideration.
In December 2020, the Company issued 0.1 million SVS, valued at $1.1 million, to satisfy certain obligations related to contingent consideration. See Note 13 for further details.

(iv)	Issuance of Shares – Gloucester Street Capital, LLC (Valley Agriceuticals LLC or “Valley Ag”)
During the year ended December 31, 2020, the Company issued a total of 0.3 million PVS
(as-converted),
valued at $1.2 million, to satisfy certain obligations related to interest on deferred consideration.
In May 2020, the Company issued 0.5 million SVS, valued at $1.5 million, to satisfy a portion of the Company’s make-whole liability. See Note 13 and Note 20 for further details.

(v)	Issuance of Shares – Tryke
In April 2020, the Company issued 0.3 million SVS, valued at $1.3 million, in accordance with the termination agreement which canceled the previously announced purchase agreement to acquire certain assets of and an interest in Tryke Companies, LLC, and certain subsidiaries and affiliates.

(vi)	2019 Issuances and Activity

a.	Issuance of Shares – Valley Ag
In October 2019, the acquisition of Valley Ag was closed and 8.7 million PVS (as converted) of Cresco Labs Inc., valued at $48.9 million, were issued in conjunction with the consideration of the acquisition.

b.	September 2019 Financing
In September 2019, the Company completed an underwritten unit offering to issue 7.4 million “Offered Units” at a price of $7.55 per unit. The Offered Units comprised of one share and one-half
warrant for a total of $55.5 million. The Company received cash proceeds of $52.3 million, net of commission and other fees, with a corresponding increase to equity of $49.2 million, less equity issuance costs of $3.2 million. Refer to Note 20 for information regarding warrants recorded as part of this offering.
On October 24, 2019, the Company issued an additional 0.6 million share purchase warrants at a price of $1.64 per additional warrant for gross proceeds of $0.9 million, pursuant to the partial exercise of the Underwriter’s over-allotment option related to the September 2019 financing discussed above. See Note 20 for further details.

c.	Issuance of Shares – MedMar
In April 2019, the acquisition of MedMar Inc. was approved by regulators and 3.0 million shares of Cresco Labs Inc. were issued in conjunction with the consideration of the acquisition.

(c)	Stock Purchase Warrants
Each whole warrant entitles the holder to purchase one SVS or PVS of the Company. A summary of the status of the warrants outstanding is as follows:

	Number of warrants*	Weighted- average exercise price
Balance as of January 1, 2019	397,079	$5.35
Issued	6,226,250	7.78
Exercised	(169,545)	6.16

Balance as of December 31, 2019	6,453,784	$7.73

Exercised	(270,635)	6.05

Balance as of December 31, 2020	6,183,149	$7.80

*	PVS presented on an “as-converted” basis to SVS (1-to-200)

During the year ended December 31, 2020, the Company recorded $2.5 million of warrant exercises into share capital. The 6.2 million outstanding warrants are from issuances to underwriters associated with the September 2019 financing and sellers from the Valley Ag acquisition, classified as long-term derivative liabilities. See Note 20 for information about valuation of liability-classified warrants.
During the year ended December 31, 2020, 0.2 million equity-classified warrants were exercised prior to their expiration for $1.4 million, resulting in a realized foreign currency exchange gain of $13 thousand and an increase to share capital of $2.0 million.
During the year ended December 31, 2019, 35 thousand broker warrants were exercised for $0.2 million, resulting in a realized foreign currency exchange gain of $35 thousand and an increase to share capital of $0.4 million.
No equity-classified warrants were issued during the years ended December 31, 2020 and 2019. No equity-classified warrants remain outstanding as of December 31, 2020 as all previously outstanding equity-classified warrants were exercised prior to expiration.

(d)	Distribution to Non-controlling Interest Holders
During the year ended December 31, 2020, in accordance with the underlying operating agreements, the Company declared and paid required tax distribution amounts to 2019 unit holders of Cresco Labs, LLC and other minority holders of $9.5 million.
During the year ended December 31, 2020, in accordance with the underlying operating agreements, the company declared required cash distributions to the minority interest holders of MedMar Rockford, LLC and MedMar Lakeview, LLC. The total declared distribution was $1.8 million, which will reduce non-controlling
interest upon payment.
During the year ended December 31, 2020, the Company declared and made additional tax-related
distributions to 2020 unit holders of Cresco Labs, LLC and other minority interest holders of $7.2 million. These distributions reduced non-controlling
interest upon payment.
During the year ended December 31, 2019, in accordance with the underlying operating agreements, the Company declared and paid a distribution of profits to 2018 unit holders of Cresco Labs, LLC and other minority holders of $3.6 million.

(e)	Changes in Ownership and Non-controlling Interests
During the year ended December 31, 2020, redemptions of 15.7 million redeemable units occurred which were converted into an equivalent number of SVS. This redemption resulted in a decrease of 6.1% in non-controlling
interest in Cresco Labs, LLC.
In April 2020, the holders of the
non-controlling
interest put option previously recorded as a derivative liability related to the acquisition of PDI exercised the right to put their shares to the Company at a predetermined price. This transaction resulted in a change of NCI for PDI from 2% as of March 31, 2020 to 0% as of June 30, 2020. See Note 20 for additional details regarding the put option.
In February 2019, the Company acquired an additional 1% of Phoenix Farms of Illinois, LLC decreasing non-controlling
interest from 11% to 10%. The consideration paid was $0.2 million. This resulted in a $0.2 million increase in accumulated deficit and a $34 thousand decrease in non-controlling
interest.
In May 2019, the Company acquired the remaining 10% of
non-controlling
interest from Phoenix Farms of Illinois, LLC. The consideration paid was $0.6 million.

During the year ended December 31, 2019, redemptions of 1.7 million redeemable units occurred which were converted into an equivalent number of SVS. This redemption resulted in a decrease of 0.7% in non-controlling
interest in Cresco Labs, LLC.
As of and for the year ended December 31, 2020,
non-controlling
interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs, LLC 1		Eliminations	Total
Non-current assets	$4,064		$32,680		$20,634		$11,392		$23,848		$878,752		$—	$971,370
Current assets	31,489		26,199		37,996		41,258		79,822		298,846		(153,856)	361,754
Non-current liabilities	—		(11,942)		(2,279)		(7,113)		(10,643)		(381,749)		—	(413,726)
Current liabilities	(24,209)		(31,706)		(26,686)		(47,512)		(120,195)		(107,753)		163,421	(194,640)

Net assets	$11,344		$15,231		$29,665		$(1,975)		$(27,168)		$688,096		$9,565	$724,758

Net assets attributable to NCI	$3,197		$3,264		$4,468		$70		$(5,383)		$144,695	3	$—	$150,311

Revenue	$16,874		$31,320		$38,417		$14,646		$19,772		$386,257		$(31,035)	$476,251
Gross profit	9,882		16,404		20,136		3,332		(4,901)		243,674		(4,587)	283,940

Total comprehensive income (loss)	$8,440		$3,559		$10,738		$(7,996)		$(12,214)		$(39,089)		$—	$(36,562)

Comprehensive income (loss) allocated to NCI	$2,110		$441		$2,684		$(80)		$(2,443)		$42,651		$—	$45,363

NCI percentage at December 31, 2020	25.0	% 1	12.4	% 2	25.0	% 2	1.0	% 1	20.0	% 1	50.02%

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 50.02% NCI related to NCI for Cresco Labs Inc.
2	The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
3	Includes the effect of LLC unit redemptions and other adjustments

As of and for the year ended December 31, 2019,
non-controlling
interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs, LLC 1		Eliminations		Total
Non-current assets	$3,185		$16,667		$21,419		$12,575		$23,317		$380,053		$—		$457,216
Current assets	14,081		750		1,644		30,949		47,529		116,472		(52,087)		159,338
Non-current liabilities	—		(1,634)		(1,993)		(95)		(13,940)		(126,100)		—		(143,762)
Current liabilities	(13,442)		(1,479)		(2,172)		(37,660)		(68,822)		(78,522)		51,928		(150,169)
Net assets	$3,824		$14,304		$18,898		$5,769		$(11,916)		$291,903		$(159)		$322,623

Net assets attributable to NCI	$1,567		$2,907		$2,081		$150		$(2,940)		$131,776		$—		$135,541
Revenue	$6,417		$4,088		$5,310		$7,759		$21,148		$99,290		$(15,478)		$128,534

Gross profit	5,037		1,999		2,565		2,210		(505)		61,935		(9,160)		64,081

Total comprehensive income (loss)	$5,747		$(980)		$(555)		$(6,259)		$(15,295)		$(47,960)		$—		$(65,302)

Comprehensive income (loss) allocated to NCI	$1,437		$(121)		$(139)		$(63)		$(3,059)		$(20,156)		$—		$(22,101)

NCI percentage at December 31, 2019	25.0	% 1	12.4%	Holders of SVS	25.0%	Holders of SVS	1.0%	Holders of SVS	20.0%	Holders of SVS	56.2%	Holders of SVS		Holders of SVS

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 56.2% NCI related to NCI for Cresco Labs Inc.